CONTRACT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
CONTRACT ASSETS
Contract assets	Rp 2,529		Rp 2,603
Allowance for expected credit losses	(130)		(25)
Net	2,399		2,578
Current	(2,290)	$ (137)	(2,449)	Rp (2,704)
Non-current	Rp 109	$ 7	Rp 129	Rp 26